Deferred Income Tax (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Deferred tax, assets	€ 7,794	€ 10,400
Deferred taxes capitalized on loss carryforwards		€ 10,486
U.S tax loss carryforward period		5 years	20 years
Tax loss carryforwards	2,350	€ 15,021	€ 8,595
Remaining deferred tax assets deriving from loss carryforwards	29,569	33,526
Deferred tax assets not recognized	€ 2,000	€ 782
Income tax rate	32.50%
January 1, 2020 [Member]
Statement Line Items [Line Items]
Income tax rate	24.60%
Biofrontera AG [Member]
Statement Line Items [Line Items]
Tax loss carryforwards	€ 153
Biofrontera Inc. [Member]
Statement Line Items [Line Items]
Tax loss carryforwards	533
Parent [Member]
Statement Line Items [Line Items]
Tax loss carryforwards	€ 256